REVENUE - Contract assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Capitalized Contract Cost [Line Items]
Contract assets	$ 21,403	$ 21,297
Current contract liabilities	(4,220)	(8,398)
Non-current contract liabilities	(6,276)	(54,018)
Total contract liabilities	(10,496)	(62,416)
Change In Contract With Customer Liability [Roll Forward]
Contract with customer, liability, beginning balance	(62,416)	(18,736)
Deferral of revenue	(2,325)	(62,223)
Recognition of unearned revenue	44,104	18,543
Recognition of deferred revenue	10,141	0
Contract with customer, liability, ending balance	(10,496)	(62,416)
Gandria
Change In Contract With Customer Liability [Roll Forward]
Deposit liability, current	$ 2,300
Liquefaction services revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Change In Contract With Customer Liability [Roll Forward]
Reaming contract term (in years)	3 years
Hilli | Underutilization liability
Capitalized Contract Cost [Line Items]
Non-current contract liabilities		(35,800)
Change In Contract With Customer Liability [Roll Forward]
Increase (decrease) in contract with customer, liability	$ (35,800)
Hilli | Deferred revenue
Capitalized Contract Cost [Line Items]
Total contract liabilities	(10,500)	(14,600)
Change In Contract With Customer Liability [Roll Forward]
Contract with customer, liability, beginning balance	(14,600)
Contract with customer, liability, ending balance	(10,500)	(14,600)
Golar Artic
Capitalized Contract Cost [Line Items]
Non-current contract liabilities		(7,800)
Development Agreement
Capitalized Contract Cost [Line Items]
Contract assets	$ 0
Current contract liabilities		$ (4,200)